Average Annual Total Returns - BOYAR VALUE FUND INC Class A Shares			12 Months Ended	60 Months Ended	120 Months Ended	320 Months Ended
		Apr. 29, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent	[1]		5.86%	3.58%	5.01%	6.35%
Performance Inception Date		May 05, 1998
S&P 500 Index
Prospectus [Line Items]
Average Annual Return, Percent			25.02%	14.53%	13.10%	8.41%
After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]		4.08%	3.07%	4.38%	5.56%
After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[1]		4.82%	2.76%	3.90%	5.02%
S&P Composite 1500 Value Index TR (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			12.15%	10.44%	9.91%

[1]	The performance of the Fund reflects a 5.00% sales charge, which is applicable only to Class A shares of the Fund.
[2]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the additional impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns shown are not relevant for shareholders who hold Fund shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRA”), or to Fund shares held by non-taxable entities. After-tax returns are shown only for one class of the Fund, and after-tax returns for other classes may vary.